Accounts and notes receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts and notes receivable
Schedule of accounts and notes receivable

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable, net	14,589	12,494
Notes receivable	5,500	1,530
Accounts and notes receivable, net	20,089	14,024